ASSETS HELD FOR SALE	12 Months Ended
Dec. 31, 2022
ASSETS HELD FOR SALE
ASSETS HELD FOR SALE

NOTE 5 - ASSETS HELD FOR SALE

Assets held for sale consist of those classified as discontinued operations and those that do not meet the criteria for discontinued operations under ASC 205. See “Note 19 – Discontinued Operations" for further information.

In June 2022, the Company closed Blüm San Leandro and began actively marketing the retail location for sale, which is expected to close within the next year. The assets were classified as held for sale as of the quarters ended June 30, 2022 and September 30, 2022 but did not meet the criteria for discontinued operation under ASC Subtopic 205-20. In December 2022, a change to the plan of sale occurred and the Company reopened Blüm San Leandro. Accordingly, the assets were reclassified as held and used as of December 31, 2022.

On June 18, 2022, the Company entered into a settlement agreement and transferred 100% of the membership interests in the People's dispensary in Los Angeles, CA wherein all operational control and risk of loss was transferred to the original licenseholder and the Company had no further obligations. As consideration received, a promissory note of $1.40 million with the buyer was forgiven. The Company recognized a loss upon sale of assets of $0.38 million for the difference between the aggregate consideration and the book value of the assets as of the disposition date which is recognized in the consolidated statements of operations during the year ended December 31, 2022. As of June 18 2022, all assets and liabilities related to the dispensary were deconsolidated from the consolidated balance sheet. All profits or losses subsequent to June 18, 2022 are excluded from the consolidated statements of operations.

During the fiscal third quarter of 2022, the Company terminated its third-party distribution operations in California and its retail and delivery operations at SilverStreak. In November 2022, the Company received confirmation for the legal dissolution of SilverStreak and the entities related to its distribution operations in the state of California. As a result, all liabilities and existing obligations of the dissolved entities were extinguished. Accordingly, the Company recognized a gain on disposal of assets of $12.69 million during the year ended December 31, 2022 related to the dissolution of entities. See "Note 9 – Goodwill" for additional information.